VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 84.7%
Argentina : 0.1%
Genneia SA 144A
7.75%, 12/02/33 $ 250 $ 248,583
Underline
Australia : 1.0%
China Construction Bank
Corp. Reg S
4.50%, 05/31/26 400 400,508
China Merchants Bank Co.
Ltd. Reg S
4.21% (SOFR Compound
Index+0.54%), 07/10/27
(a) 200 200,420
Fortescue Treasury Pty Ltd.
144A
6.12%, 04/15/32 † 400 416,931
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen 144A
5.88% (US Treasury
Yield Curve Rate T 5
Year+3.98%), 05/23/42
(a) 600 628,826
1,646,685
Bermuda : 0.4%
Bacardi Ltd. / Bacardi-
Martini BV 144A
5.25%, 01/15/29 250 255,161
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 375 377,773
632,934
Brazil : 0.5%
Klabin Austria GmbH 144A
7.00%, 04/03/49 375 388,517
Klabin Finance SA 144A
4.88%, 09/19/27 150 150,037
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 250 250,161
788,715
British Virgin Islands : 0.4%
Amipeace Ltd. Reg S
1.75%, 11/09/26 300 295,589
Coastal Emerald Ltd. Reg S
4.60%, 04/16/28 400 401,523
697,112
Canada : 1.1%
Brookfield Finance, Inc.
2.72%, 04/15/31 254 233,461
3.62%, 02/15/52 225 160,002
CDP Financial, Inc. 144A
1.00%, 05/26/26 510 505,606
Export Development Canada
4.75%, 06/05/34 550 572,904
Liberty Utilities Finance GP
1 144A
2.05%, 09/15/30 350 317,804
Par
(000’s) Value
Canada (continued)
Tucson Electric Power Co.
1.50%, 08/01/30 $ 150 $ 133,339
1,923,116
Cayman Islands : 2.8%
Aldar Investment Properties
Sukuk Ltd. Reg S
4.88%, 05/24/33 200 200,026
5.25%, 03/25/35 400 402,700
5.50%, 05/16/34 400 413,483
CK Hutchison International
24 Ltd. 144A
5.38%, 04/26/29 † 550 570,531
DP World Crescent Ltd. Reg
S
5.50%, 09/13/33 750 773,629
Hongkong Land Finance
Cayman Islands Co. Ltd.
Reg S
2.25%, 07/15/31 400 360,991
MAF Sukuk Ltd. Reg S
5.00%, 06/01/33 200 202,496
Omniyat Sukuk 1 Ltd. Reg S
8.38%, 05/06/28 400 412,489
Saudi Electricity Sukuk
Programme Co. Reg S
4.63%, 04/11/33 700 696,635
5.49%, 02/18/35 600 620,721
4,653,701
Chile : 2.0%
AES Andes SA 144A
6.30%, 03/15/29 227 235,310
8.15% (US Treasury
Yield Curve Rate T 5
Year+3.83%), 06/10/55
(a) 275 292,850
Colbun SA 144A
3.15%, 01/19/32 325 296,622
5.38%, 09/11/35 275 276,719
Engie Energia Chile SA 144A
6.38%, 04/17/34 275 294,182
Interchile SA 144A
4.50%, 06/30/56 550 470,086
Inversiones CMPC SA 144A
4.38%, 04/04/27 † 275 275,681
6.12%, 06/23/33 250 256,101
6.12%, 02/26/34 † 275 282,192
Sociedad Quimica y Minera
de Chile SA 144A
3.50%, 09/10/51 350 244,016
6.50%, 11/07/33 † 375 409,260
3,333,019
China : 5.7%
Airport Authority Reg S
1.75%, 01/12/27 500 490,611
Bocom Leasing Management
Hong Kong Co. Ltd. Reg S

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
China (continued)
4.36% (SOFR Compound
Index+0.68%), 06/26/27
(a) $ 400 $ 400,838
4.39% (SOFR Compound
Index+0.67%), 03/07/28
(a) 200 200,583
4.49% (SOFR Compound
Index+0.77%), 03/07/30
(a) 200 201,237
4.50%, 08/23/27 200 200,941
4.53% (SOFR Compound
Index+0.75%), 08/23/27
(a) 200 200,654
5.00%, 06/26/27 200 202,369
CCB Shipping and Aviation
Leasing Corp. Ltd. Reg S
4.31% (SOFR Compound
Index+0.62%), 09/17/28
(a) 500 500,933
China Construction Bank
Corp. Reg S
4.22% (SOFR Compound
Index+0.55%), 07/16/27
(a) 600 601,341
4.41% (SOFR Compound
Index+0.65%), 11/30/26
(a) 400 401,061
5.00%, 11/30/26 200 201,663
China Water Affairs Group
Ltd. Reg S
4.85%, 05/18/26 200 198,852
CMB International Leasing
Management Ltd. Reg S
4.41% (SOFR+0.68%),
06/05/28 (a) 400 400,333
4.50% (SOFR+0.76%),
06/04/27 (a) 400 401,060
4.53% (SOFR+0.80%),
06/05/30 (a) 200 201,009
Dianjian Haiyu Ltd. Reg S
4.30%, 09/10/27 400 401,325
Henan Railway Construction
& Investment Group Co.
Ltd. Reg S
4.80%, 01/10/28 200 201,461
Henan Water Conservancy
Investment Group Co. Ltd.
Reg S
4.30%, 08/20/28 300 300,252
ICBCIL Finance Co. Ltd. Reg S
2.25%, 11/02/26 400 394,816
Industrial & Commercial
Bank of China Ltd. Reg S
1.62%, 10/28/26 450 442,808
4.26% (SOFR Compound
Index+0.48%), 05/23/27
(a) 600 600,060
5.38%, 10/25/26 200 202,075
Lenovo Group Ltd. 144A
Par
(000’s) Value
China (continued)
6.54%, 07/27/32 $ 350 $ 383,452
Link Finance Cayman 2009
Ltd. Reg S
2.88%, 07/21/26 200 198,928
Midea Investment
Development Co. Ltd.
Reg S
2.88%, 02/24/27 200 197,610
MTR Corp. CI Ltd. Reg S
2.50%, 11/02/26 400 396,080
MTR Corp. Ltd. Reg S
1.62%, 08/19/30 600 543,918
Xiaomi Best Time
International Ltd. Reg S
4.10%, 07/14/51 150 119,364
Yangzhou Economic
and Technological
Development Zone
Development Group Co.
Ltd. Reg S
4.98%, 03/19/28 200 200,263
Yanlord Land HK Co. Ltd.
Reg S
5.12%, 05/20/26 200 200,228
9,586,125
Colombia : 0.2%
Consorcio Transmantaro SA
144A
4.70%, 04/16/34 270 268,594
Underline
Denmark : 0.2%
Kommunekredit Reg S
5.12%, 11/01/27 400 409,440
Underline
Dominican Republic : 0.1%
UEP Penonome II SA 144A
6.50%, 10/01/38 117 103,746
Underline
France : 0.6%
BNP Paribas SA 144A
1.68% (SOFR+0.91%),
06/30/27 (a) 575 569,351
Electricite de France SA Reg
S
4.82% (SOFR+1.15%),
01/20/30 (a) 400 401,779
971,130
Georgia : 0.3%
Georgia Global Utilities JSC
144A
8.88%, 07/25/29 200 211,930
Georgian Railway JSC 144A
4.00%, 06/17/28 250 239,267
451,197
Germany : 2.6%
Kreditanstalt fuer
Wiederaufbau
0.75%, 09/30/30 1,058 922,439
1.00%, 10/01/26 † 1,425 1,400,432
1.75%, 09/14/29 1,030 964,450

Par
(000’s) Value
Germany (continued)
4.38%, 02/28/34 $ 1,000 $ 1,016,727
4,304,048
Hungary : 0.3%
MVM Energetika Zrt Reg S
7.50%, 06/09/28 400 424,234
Underline
India : 1.8%
Adani Green Energy UP Ltd.
/ Prayatna Developers Pvt
Ltd. / Parampujya Solar
Energy Pvt Ltd. 144A
6.70%, 03/12/42 198 191,425
Adani Renewable Energy RJ
Ltd. / Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62%, 10/15/39 164 138,827
Continuum Green Energy
India Pvt / Co-Issuers 144A
7.50%, 06/26/33 329 345,349
Indian Railway Finance Corp.
Ltd. 144A
3.57%, 01/21/32 † 250 236,748
Indian Railway Finance Corp.
Ltd. Reg S
3.83%, 12/13/27 200 198,631
JSW Hydro Energy Ltd. 144A
4.12%, 05/18/31 209 196,689
Power Finance Corp. Ltd.
Reg S
3.75%, 12/06/27 200 197,722
REC Ltd. 144A
4.75%, 09/27/29 275 278,183
5.62%, 04/11/28 200 205,130
REC Ltd. Reg S
3.88%, 07/07/27 407 404,776
ReNew Pvt Ltd. 144A
5.88%, 03/05/27 150 149,793
ReNew Wind Energy AP2
/ ReNew Power Pvt Ltd.
other 9 Subsidiaries 144A
4.50%, 07/14/28 300 290,056
SAEL/SPREPL/SSSPL/JGPEPL/
SKREPL/UBEPL 144A
7.80%, 07/31/31 136 140,576
2,973,905
Indonesia : 1.9%
Pertamina Geothermal
Energy PT 144A
5.15%, 04/27/28 205 207,959
Perusahaan Penerbit SBSN
Indonesia III 144A
3.55%, 06/09/51 425 303,609
4.70%, 06/06/32 750 755,200
5.20%, 07/23/35 575 581,109
5.50%, 07/02/54 300 295,463
5.60%, 11/15/33 500 523,928
Sorik Marapi Geothermal
Power PT 144A
Par
(000’s) Value
Indonesia (continued)
7.75%, 08/05/31 $ 192 $ 197,906
Star Energy Geothermal
Darajat II / Star Energy
Geothermal Salak 144A
4.85%, 10/14/38 400 388,268
3,253,442
Ireland : 1.6%
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
PLC 144A
6.25%, 01/30/31 350 359,895
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 400 412,418
5.44%, 04/03/34 600 619,747
5.78%, 04/03/54 † 400 404,820
Smurfit Westrock Financing
DAC
5.42%, 01/15/35 † 850 875,036
2,671,916
Japan : 2.7%
Hokkaido Electric Power Co.,
Inc. Reg S
4.59%, 09/04/30 250 251,258
Honda Motor Co. Ltd.
2.53%, 03/10/27 510 503,023
2.97%, 03/10/32 400 366,396
Japan Bank for International
Cooperation
1.62%, 01/20/27 250 245,238
4.38%, 10/05/27 250 252,829
Marubeni Corp. Reg S
1.58%, 09/17/26 200 197,388
Mitsui Fudosan Co. Ltd. 144A
2.57%, 01/21/32 150 133,707
Norinchukin Bank 144A
1.28%, 09/22/26 † 250 245,739
2.08%, 09/22/31 275 240,787
4.87%, 09/14/27 275 278,121
5.43%, 03/09/28 275 281,508
NTT Finance Corp. 144A
4.37%, 07/27/27 250 251,520
Sumitomo Mitsui Financial
Group, Inc.
2.47%, 01/14/29 275 262,980
Sumitomo Mitsui Trust Bank
Ltd. 144A
1.55%, 03/25/26 275 274,116
2.80%, 03/10/27 225 222,496
5.50%, 03/09/28 † 275 283,431
Toyota Motor Credit Corp.
2.15%, 02/13/30 350 324,796
4,615,333
Luxembourg : 1.7%
Aegea Finance Sarl 144A
7.62%, 01/20/36 400 391,168
Bank of China Ltd. Reg S
1.40%, 04/28/26 200 198,796

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Luxembourg (continued)
China Merchants Bank Co.
Ltd. Reg S
1.25%, 09/01/26 $ 200 $ 196,873
FS Luxembourg Sarl 144A
8.62%, 06/25/33 250 258,652
8.88%, 02/12/31 200 212,682
Raizen Fuels Finance SA
144A
5.70%, 01/17/35 525 407,531
6.45%, 03/05/34 500 410,313
6.95%, 03/05/54 610 465,704
Sabesp Lux Sarl 144A
5.62%, 08/20/30 275 276,031
2,817,750
Mauritius : 1.1%
Azure Power Energy Ltd.
144A
3.58%, 08/19/26 107 107,092
Clean Renewable Power
Mauritius Pte Ltd. 144A
4.25%, 03/25/27 154 151,671
Diamond II Ltd. 144A
7.95%, 07/28/26 250 250,204
Greenko Power II Ltd. 144A
4.30%, 12/13/28 342 327,872
Greenko Wind Projects
Mauritius Ltd. 144A
7.25%, 09/27/28 475 485,905
India Clean Energy Holdings
144A
4.50%, 04/18/27 200 196,495
India Cleantech Energy 144A
4.70%, 08/10/26 152 150,933
India Green Power Holdings
144A
4.00%, 02/22/27 217 212,878
1,883,050
Mexico : 0.3%
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 375 316,966
Trust Fibra Uno 144A
7.38%, 02/13/34 150 164,775
481,741
Netherlands : 2.5%
ABN AMRO Bank NV 144A
2.47% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 12/13/29
(a) 550 525,233
ABN AMRO Bank NV Reg S
4.56% (SOFR+0.88%),
09/24/29 (a) 200 200,808
Alcoa Nederland Holding BV
144A
7.12%, 03/15/31 375 396,933
Cooperatieve Rabobank UA
144A
Par
(000’s) Value
Netherlands (continued)
1.11% (US Treasury
Yield Curve Rate T 1
Year+0.55%), 02/24/27
(a) $ 504 $ 503,097
EDP Finance BV 144A
6.30%, 10/11/27 279 287,852
Nederlandse
Waterschapsbank NV 144A
1.00%, 05/28/30 300 266,183
2.38%, 03/24/26 575 573,854
NXP BV / NXP Funding LLC /
NXP USA, Inc.
2.50%, 05/11/31 500 452,530
3.40%, 05/01/30 456 440,022
5.00%, 01/15/33 500 506,464
4,152,976
Oman : 0.2%
AL Jawaher Assets Co. Spc
144A
4.66%, 10/29/30 400 395,268
Underline
Pakistan : 0.2%
Pakistan Water & Power
Development Authority
Reg S
7.50%, 06/04/31 400 392,383
Underline
Portugal : 0.2%
EDP Finance BV 144A
1.71%, 01/24/28 425 406,057
Underline
Saudi Arabia : 0.2%
Saudi Electricity Global
Sukuk Co. 5 Reg S
2.41%, 09/17/30 300 273,162
Underline
Singapore : 0.6%
Continuum Energy Aura Pte
Ltd. 144A
9.50%, 02/24/27 200 203,562
Industrial & Commercial
Bank of China Ltd. Reg S
4.27% (SOFR Compound
Index+0.60%), 10/25/26
(a) 600 601,128
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 191 196,415
1,001,105
South Korea : 5.8%
Export-Import Bank of Korea
2.12%, 01/18/32 550 493,030
3.75%, 01/13/29 700 701,197
5.12%, 01/11/33 525 548,440
Export-Import Bank of Korea
144A
1.75%, 10/19/28 450 426,464
Hyundai Capital Services,
Inc. 144A
2.50%, 01/24/27 150 147,813
Kia Corp. 144A

Par
(000’s) Value
South Korea (continued)
1.75%, 10/16/26 $ 200 $ 196,808
2.75%, 02/14/27 100 98,687
Korea Electric Power Corp.
144A
4.88%, 01/31/27 650 655,992
5.38%, 04/06/26 225 225,583
5.50%, 04/06/28 175 180,601
Korea Electric Power Corp.
Reg S
1.12%, 09/24/26 200 196,410
Korea Hydro & Nuclear
Power Co. Ltd. 144A
5.00%, 07/18/28 250 255,737
Korea Ocean Business Corp.
Reg S
4.62%, 05/09/30 200 203,260
Korea Water Resources
Corp. Reg S
4.38%, 05/21/27 200 201,187
LG Chem Ltd. 144A
1.38%, 07/07/26 400 395,238
2.38%, 07/07/31 225 200,621
3.62%, 04/15/29 275 269,046
LG Energy Solution Ltd. 144A
5.38%, 07/02/27 300 304,326
5.38%, 07/02/29 450 464,499
5.50%, 07/02/34 300 308,890
5.62%, 09/25/26 200 201,935
5.75%, 09/25/28 300 310,919
5.88%, 04/02/35 350 362,735
POSCO 144A
4.88%, 01/23/27 † 265 267,008
POSCO Holdings, Inc. 144A
5.12%, 05/07/30 175 179,320
5.75%, 05/07/35 175 183,167
Shinhan Bank Co. Ltd. Reg S
4.52% (SOFR+0.85%),
10/22/29 (a) 200 201,894
SK hynix, Inc. 144A
2.38%, 01/19/31 550 502,569
6.50%, 01/17/33 † 375 414,857
SK On Co. Ltd. Reg S
5.38%, 05/11/26 600 602,449
9,700,682
Spain : 0.2%
Avangrid, Inc.
3.80%, 06/01/29 † 400 394,883
Underline
Supranational : 5.5%
European Investment Bank
0.75%, 09/23/30 775 675,651
1.62%, 10/09/29 530 492,852
1.62%, 05/13/31 † 800 715,727
2.12%, 04/13/26 775 772,542
2.38%, 05/24/27 775 763,393
3.75%, 02/14/33 2,600 2,551,086
4.38%, 10/10/31 1,975 2,022,509
International Finance Corp.
2.12%, 04/07/26 589 587,327
Par
(000’s) Value
Supranational (continued)
The Arab Energy Fund 144A
1.48%, 10/06/26 $ 350 $ 344,566
5.43%, 05/02/29 400 414,742
9,340,395
Sweden : 0.3%
Swedbank AB 144A
1.54%, 11/16/26 475 466,852
Underline
Turkey : 0.5%
Aydem Yenilenebilir Enerji
AS 144A
9.88%, 09/30/30 300 301,339
Limak Yenilenebilir Enerji AS
144A
9.62%, 08/12/30 250 248,546
Turk Telekomunikasyon AS
144A
6.95%, 10/07/32 300 306,366
856,251
United Arab Emirates : 4.2%
Abu Dhabi Future Energy Co.
PJSC Masdar Reg S
4.88%, 07/25/29 200 203,219
4.88%, 05/21/30 400 406,872
4.88%, 07/25/33 400 401,367
5.25%, 07/25/34 200 204,319
5.38%, 05/21/35 200 206,432
Abu Dhabi National Energy
Co. PJSC 144A
4.70%, 04/24/33 482 484,961
4.75%, 03/09/37 450 438,123
Adib Sukuk Co. II Ltd. Reg S
5.70%, 11/15/28 400 413,732
Bank of China Ltd. Reg S
4.28% (SOFR Compound
Index+0.60%), 09/18/26
(a) 200 200,257
4.90% (SOFR Compound
Index+0.55%), 08/27/27
(a) 200 200,589
Binghatti Sukuk 2 Spv Ltd.
Reg S
7.75%, 07/02/29 300 299,891
Commercial Bank of Dubai
PSC Reg S
5.32%, 06/14/28 400 407,512
Emirates NBD Bank PJSC
Reg S
5.88%, 10/11/28 500 523,412
First Abu Dhabi Bank PJSC
Reg S
4.38%, 09/10/30 350 351,997
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30 415 405,659
4.64%, 05/14/29 200 200,772
MDGH GMTN RSC Ltd. 144A
5.88%, 05/01/34 400 431,091
National Central Cooling Co.
PJSC Reg S

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United Arab Emirates (continued)
5.28%, 03/05/30 $ 500 $ 511,743
NBK SPC Ltd. 144A
5.50% (SOFR+1.16%),
06/06/30 (a) 250 258,316
Sobha Sukuk I Holding Ltd.
Reg S
7.12%, 09/11/30 350 355,471
Sweihan PV Power Co. PJSC
144A
3.62%, 01/31/49 268 231,237
7,136,972
United Kingdom : 2.1%
Agricultural Bank of China
Ltd. Reg S
4.38% (SOFR Compound
Index+0.60%), 11/22/26
(a) 200 200,357
Atlantica Sustainable
Infrastructure Ltd. 144A
4.12%, 06/15/28 250 245,465
Bank of China Ltd. Reg S
4.28% (SOFR Compound
Index+0.59%), 09/14/26
(a) 200 200,262
Brookfield Finance I UK PLC /
Brookfield Finance, Inc.
2.34%, 01/30/32 337 295,573
China Citic Bank Corp. Ltd.
Reg S
4.22% (SOFR Compound
Index+0.55%), 07/09/27
(a) 200 200,363
China Construction Bank
Corp. Reg S
4.21% (SOFR Compound
Index+0.50%), 09/11/28
(a) 400 400,534
4.29% (SOFR Compound
Index+0.58%), 09/11/30
(a) 200 201,354
China Merchants Bank Co.
Ltd. Reg S
4.34% (SOFR Compound
Index+0.65%), 06/13/26
(a) 200 200,018
Niagara Mohawk Power
Corp. 144A
1.96%, 06/27/30 325 294,556
Shanghai Pudong
Development Bank Co.
Ltd. Reg S
4.24% (SOFR Compound
Index+0.53%), 06/10/28
(a) 200 200,495
State Grid Europe
Development 2014 PLC
Reg S
3.25%, 04/07/27 200 199,095
Par
(000’s) Value
United Kingdom (continued)
Swire Properties MTN
Financing Ltd. Reg S
3.50%, 01/10/28 $ 200 $ 197,937
Vmed O2 UK Financing I PLC
144A
4.75%, 07/15/31 750 685,873
3,521,882
United States : 32.7%
AES Corp.
2.45%, 01/15/31 † 532 483,839
5.45%, 06/01/28 † 500 513,455
7.60% (US Treasury
Yield Curve Rate T 5
Year+3.20%), 01/15/55
(a) 475 481,918
Agricultural Bank of China
Ltd. Reg S
2.00%, 01/18/27 200 196,369
Alexandria Real Estate
Equities, Inc.
2.00%, 05/18/32 450 382,073
2.95%, 03/15/34 386 332,006
3.80%, 04/15/26 200 199,938
4.75%, 04/15/35 261 252,018
Ameren Missouri
Securitization Funding I
LLC
4.85%, 10/01/39 241 242,297
American Homes 4 Rent LP
5.50%, 02/01/34 350 358,428
Amgen, Inc.
3.00%, 02/22/29 429 416,774
Apple, Inc.
3.00%, 06/20/27 525 521,034
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
PLC 144A
3.25%, 09/01/28 325 312,782
4.00%, 09/01/29 505 479,979
Arizona Public Service Co.
2.65%, 09/15/50 225 135,324
AvalonBay Communities, Inc.
1.90%, 12/01/28 200 189,716
2.05%, 01/15/32 350 308,117
Bank of China Ltd. Reg S
4.62%, 06/26/26 300 300,822
Boston Properties LP
2.45%, 10/01/33 475 392,917
2.55%, 04/01/32 440 384,814
3.40%, 06/21/29 460 446,846
4.50%, 12/01/28 475 478,332
6.50%, 01/15/34 400 429,350
6.75%, 12/01/27 400 418,091
California Buyer Ltd. /
Atlantica Sustainable
Infrastructure PLC 144A
6.38%, 02/15/32 525 524,104

Par
(000’s) Value
United States (continued)
CenterPoint Energy Houston
Electric LLC
5.30%, 04/01/53 $ 175 $ 167,728
Clearway Energy Operating
LLC 144A
3.75%, 02/15/31 450 421,688
3.75%, 01/15/32 200 184,203
4.75%, 03/15/28 450 449,894
5.75%, 01/15/34 350 351,531
Clearway Energy Operating
LLC Reg S
4.75%, 03/15/28 350 349,931
Comcast Corp.
4.65%, 02/15/33 † 533 532,707
Constellation Energy
Generation LLC
5.75%, 03/15/54 500 493,573
Dana, Inc.
4.25%, 09/01/30 197 188,300
Deutsche Bank AG
1.69%, 03/19/26 425 423,951
Dominion Energy, Inc.
2.25%, 08/15/31 † 470 419,997
DTE Electric Co.
1.90%, 04/01/28 275 264,329
3.25%, 04/01/51 225 155,638
3.65%, 03/01/52 225 166,403
3.95%, 03/01/49 340 269,257
Duke Energy Carolinas LLC
3.95%, 11/15/28 300 300,558
Duke Energy Florida LLC
2.50%, 12/01/29 375 354,605
Duke Energy Progress LLC
3.45%, 03/15/29 300 295,879
5.10%, 03/15/34 275 282,684
Equinix, Inc.
1.55%, 03/15/28 335 318,869
2.50%, 05/15/31 525 475,913
3.90%, 04/15/32 650 625,940
ERP Operating LP
1.85%, 08/01/31 † 275 243,285
4.15%, 12/01/28 200 200,993
Evergy Kansas Central, Inc.
2.55%, 07/01/26 215 213,846
Federal Realty OP LP
1.25%, 02/15/26 225 224,710
Fifth Third Bancorp
1.71% (SOFR+0.69%),
11/01/27 †(a) 300 294,932
Ford Motor Co.
3.25%, 02/12/32 1,250 1,110,745
6.10%, 08/19/32 875 910,979
General Motors Co.
5.40%, 10/15/29 † 525 544,252
5.60%, 10/15/32 † 600 627,198
Georgia Power Co.
3.25%, 04/01/26 175 174,821
Par
(000’s) Value
United States (continued)
Hanwha Energy USA
Holdings Corp. 144A
4.38%, 07/02/28 $ 200 $ 201,826
Hanwha Q Cells Americas
Holdings Corp. 144A
5.00%, 07/27/28 250 256,109
HAT Holdings I LLC / HAT
Holdings II LLC 144A
3.75%, 09/15/30 † 225 209,984
Healthpeak OP LLC
1.35%, 02/01/27 225 219,388
2.12%, 12/01/28 299 283,352
Host Hotels & Resorts LP
2.90%, 12/15/31 225 203,694
3.38%, 12/15/29 350 337,276
Interstate Power & Light Co.
3.50%, 09/30/49 300 216,756
4.10%, 09/26/28 350 350,732
Interstate Power and Light
Co.
3.60%, 04/01/29 † 150 147,568
Jabil, Inc.
4.25%, 05/15/27 250 250,751
Johnson Controls
International plc / Tyco
Fire & Security Finance SCA
1.75%, 09/15/30 325 290,487
JPMorgan Chase & Co.
6.07% (SOFR+1.33%),
10/22/27 (a) 950 964,882
Kaiser Foundation Hospitals
2.81%, 06/01/41 550 408,886
3.15%, 05/01/27 303 300,623
Kilroy Realty LP
2.50%, 11/15/32 225 188,326
2.65%, 11/15/33 275 225,570
4.75%, 12/15/28 200 201,139
Leeward Renewable Energy
Operations LLC 144A
4.25%, 07/01/29 200 193,997
LYB International Finance
III LLC
5.62%, 05/15/33 275 276,999
Massachusetts Institute of
Technology
3.96%, 07/01/38 200 185,517
MidAmerican Energy Co.
2.70%, 08/01/52 275 169,731
3.10%, 05/01/27 200 198,693
3.15%, 04/15/50 300 202,625
3.65%, 04/15/29 387 383,219
3.65%, 08/01/48 400 300,670
3.95%, 08/01/47 275 219,019
4.25%, 07/15/49 475 391,500
5.30%, 02/01/55 325 309,141
5.35%, 01/15/34 175 182,476
5.85%, 09/15/54 525 538,864
Nature Conservancy

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
3.96%, 03/01/52 † $ 176 $ 138,936
New York State Electric &
Gas Corp. 144A
2.15%, 10/01/31 168 148,175
5.05%, 08/15/35 175 176,275
5.30%, 08/15/34 300 309,540
5.65%, 08/15/28 200 207,462
5.85%, 08/15/33 225 239,088
NextEra Energy Capital
Holdings, Inc.
1.90%, 06/15/28 706 673,891
Niagara Mohawk Power
Corp. 144A
5.78%, 09/16/52 275 272,171
NiSource, Inc.
5.00%, 06/15/52 200 176,103
Northern States Power Co.
2.25%, 04/01/31 225 204,610
2.60%, 06/01/51 375 229,676
2.90%, 03/01/50 325 213,014
3.20%, 04/01/52 225 153,701
4.50%, 06/01/52 250 212,882
5.40%, 03/15/54 325 314,795
NSTAR Electric Co.
3.25%, 05/15/29 225 219,508
Oglethorpe Power Corp.
5.80%, 06/01/54 200 196,109
5.90%, 02/01/55 200 199,291
Oncor Electric Delivery Co.
LLC
4.15%, 06/01/32 252 246,523
Owens Corning
3.95%, 08/15/29 224 222,513
PacifiCorp
2.90%, 06/15/52 500 295,311
5.35%, 12/01/53 525 463,299
5.50%, 05/15/54 600 540,974
Pattern Energy Operations
LP / Pattern Energy
Operations, Inc. 144A
4.50%, 08/15/28 375 372,425
PepsiCo, Inc.
2.88%, 10/15/49 500 330,688
3.90%, 07/18/32 † 600 588,995
PG&E Recovery Funding LLC
5.26%, 01/15/38 150 154,023
5.54%, 07/15/47 350 351,202
Piedmont Operating
Partnership LP
3.15%, 08/15/30 175 161,486
Prologis LP
1.25%, 10/15/30 425 372,274
1.75%, 02/01/31 250 221,414
2.88%, 11/15/29 175 167,383
Public Service Co. of
Colorado
2.70%, 01/15/51 250 152,156
3.20%, 03/01/50 250 170,806
Par
(000’s) Value
United States (continued)
3.70%, 06/15/28 $ 169 $ 168,111
4.10%, 06/15/48 300 240,032
5.75%, 05/15/54 400 400,453
Public Service Co. of
Oklahoma
2.20%, 08/15/31 200 177,381
3.15%, 08/15/51 225 147,714
Public Service Electric and
Gas Co.
3.10%, 03/15/32 275 255,531
4.65%, 03/15/33 275 276,293
5.12%, 03/15/53 225 210,475
RWE Finance US LLC 144A
5.12%, 09/18/35 500 497,682
5.88%, 04/16/34 500 525,179
5.88%, 09/18/55 550 541,253
6.25%, 04/16/54 500 517,478
San Diego Gas & Electric Co.
4.95%, 08/15/28 275 281,999
SCE Recovery Funding LLC
2.94%, 11/15/42 175 144,890
4.70%, 06/15/40 242 240,948
5.11%, 12/15/47 175 167,034
Seattle Children's Hospital
2.72%, 10/01/50 200 123,727
SK Battery America, Inc.
Reg S
4.88%, 01/23/27 600 604,060
SLG Office Trust 2021-OVA
144A
2.59%, 07/15/41 800 718,345
Sonoco Products Co.
2.25%, 02/01/27 150 147,617
2.85%, 02/01/32 300 271,756
Southwestern Electric Power
Co.
3.25%, 11/01/51 † 375 247,073
Southwestern Public Service
Co.
3.15%, 05/01/50 325 214,785
3.75%, 06/15/49 175 130,365
5.15%, 06/01/52 100 84,986
Tennessee Valley Authority
1.50%, 09/15/31 300 263,178
UDR, Inc.
1.90%, 03/15/33 175 144,170
Union Electric Co.
2.62%, 03/15/51 325 196,719
Verizon Communications,
Inc.
1.50%, 09/18/30 † 425 375,582
2.85%, 09/03/41 900 647,873
3.88%, 02/08/29 425 423,690
3.88%, 03/01/52 † 535 396,142
5.05%, 05/09/33 515 526,520
5.50%, 02/23/54 † 500 478,912
Vornado Realty LP
2.15%, 06/01/26 200 197,954

Par
(000’s) Value
United States (continued)
3.40%, 06/01/31 $ 200 $ 182,500
Welltower OP LLC
2.70%, 02/15/27 250 247,198
3.85%, 06/15/32 275 265,738
Wisconsin Electric Power Co.
4.75%, 09/30/32 250 255,093
Wisconsin Power and Light
Co.
1.95%, 09/16/31 200 175,351
3.95%, 09/01/32 250 241,122
5.38%, 03/30/34 150 154,998
Wisconsin Public Service
Corp.
2.85%, 12/01/51 250 158,369
WP Carey, Inc.
2.45%, 02/01/32 150 132,624
WULF Compute LLC 144A
7.75%, 10/15/30 1,600 1,670,320
ZF North America Capital,
Inc. 144A
6.75%, 04/23/30 425 426,420
6.88%, 04/14/28 325 335,756
6.88%, 04/23/32 375 374,174
7.12%, 04/14/30 325 332,887
55,065,638
Uzbekistan : 0.1%
JSCB Agrobank 144A
9.25%, 10/02/29 225 246,976
Underline
Total Corporate Bonds
(Cost: $144,745,110) 142,490,998
GOVERNMENT OBLIGATIONS: 12.6%
Chile : 0.9%
Chile Government
International Bond
2.55%, 01/27/32 750 672,150
3.50%, 01/25/50 1,250 915,000
1,587,150
China : 3.1%
Hong Kong Government
International Bond 144A
0.62%, 02/02/26 500 500,000
1.38%, 02/02/31 440 390,838
2.38%, 02/02/51 300 191,222
4.00%, 06/07/28 375 378,408
4.00%, 06/07/33 500 491,839
4.12%, 06/10/30 500 506,107
4.25%, 06/07/26 200 200,371
4.25%, 07/24/27 500 504,974
4.50%, 01/11/28 450 457,592
4.62%, 01/11/33 500 510,736
5.25%, 01/11/53 250 263,297
Hong Kong Government
International Bond Reg S
1.75%, 11/24/31 † 600 534,324
3.62%, 11/12/28 200 200,225
5,129,933
Par
(000’s) Value
Dominican Republic : 0.2%
Dominican Republic
International Bond 144A
6.60%, 06/01/36 $ 375 $ 392,813
Underline
Finland : 0.3%
Kuntarahoitus Oyj 144A
3.62%, 10/09/29 475 472,885
Underline
Israel : 0.6%
Israel Government
International Bond
4.50%, 01/17/33 1,025 1,003,077
Underline
Japan : 0.2%
Japan Bank for International
Cooperation
4.88%, 10/18/28 250 257,067
Underline
Saudi Arabia : 2.6%
Gaci First Investment Co.
Reg S
4.75%, 02/14/30 1,000 1,008,662
4.88%, 02/14/35 900 886,417
5.00%, 10/13/27 600 607,725
5.12%, 02/14/53 889 782,750
5.25%, 10/13/32 850 871,215
5.38%, 10/13/22 300 256,986
4,413,755
South Korea : 0.3%
Korea Electric Power Corp.
144A
4.00%, 06/14/27 175 175,182
Korea Hydro & Nuclear
Power Co. Ltd. Reg S
4.46% (SOFR+0.79%),
07/30/30 (a) 250 251,655
426,837
Supranational : 1.3%
Asian Development Bank
1.75%, 08/14/26 275 272,166
2.38%, 08/10/27 278 273,246
3.12%, 09/26/28 394 389,291
New Development Bank
Reg S
4.68%, 11/07/27 600 608,082
5.12%, 04/26/26 700 701,868
2,244,653
Turkey : 1.0%
Istanbul Metropolitan
Municipality 144A
10.50%, 12/06/28 350 385,334
Turkiye Government
International Bond
9.12%, 07/13/30 1,200 1,361,360
1,746,694
United States : 2.1%
Fannie Mae-Aces
1.44%, 10/25/29 300 275,007
2.44%, 10/25/29 37 35,327
2.52%, 08/25/29 210 201,429
2.89%, 02/25/27 148 147,094

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
2.90%, 01/25/28 $ 318 $ 312,481
2.94%, 06/25/29 5 5,182
2.97%, 09/25/27 218 215,587
3.07%, 02/25/30 222 215,412
3.13%, 03/25/28 189 186,331
3.16%, 03/25/28 303 299,178
3.21%, 11/25/27 11 11,295
3.31%, 06/25/28 276 272,912
3.56%, 09/25/28 399 396,482
3.75%, 09/25/30 80 78,900
Freddie Mac Multifamily
Structured Pass Through
Certificates
1.30%, 06/25/30 30 26,745
1.49%, 11/25/30 400 355,312
2.88%, 04/25/26 312 311,051
3.12%, 08/25/32 135 126,063
3,471,788
Total Government Obligations
(Cost: $21,555,248) 21,146,652
MUNICIPAL BONDS: 0.3%
United States : 0.3%
Commonwealth of
Massachusetts (GO)
3.28%, 06/01/46 150 118,804
District of Columbia Water &
Sewer Authority (RB)
4.81%, 10/01/14 170 146,192
Maryland Economic
Development Corp. (RB)
5.94%, 05/31/57 200 200,849
Underline
Total Municipal Bonds
(Cost: $608,121) 465,845
Number
of Shares
PREFERRED SECURITIES : 0.0%
(Cost: $173,320)
Canada : 0.0%
Brookfield Finance, Inc.
4.62%, 10/16/80 7,000 112,840
Par
(000's)
ASSET-BACKED SECURITIES: 1.5%
United States : 1.5%
Aligned Data Centers Issuer
LLC 144A
1.94%, 08/15/46 888 877,453
COMPASS DATACENTERS
ISSUER III 144A
5.84%, 02/25/50 150 152,355
Compass Datacenters Issuer
III LLC 144A
5.66%, 02/25/50 300 303,312
CyrusOne Data Centers
Issuer I LLC 144A
Par
(000’s) Value
United States (continued)
5.56%, 11/20/48 $ 150 $ 151,270
GoodLeap Sustainable
Home Solutions Trust
2022-3 144A
4.95%, 07/20/49 146 134,274
Retained Vantage Data
Centers Issuer LLC 144A
4.99%, 09/15/49 250 248,677
Trinity Rail Leasing 2021 LLC
144A
2.26%, 07/19/51 122 116,181
Triumph Rail Holdings LLC
144A
2.15%, 06/19/51 301 291,990
Vantage Data Centers Issuer
LLC 144A
5.24%, 11/15/55 200 199,023
Underline
Total Asset-Backed Securities
(Cost: $2,417,103) 2,474,535
Total Investments Before Collateral for
Securities Loaned: 99.1%
(Cost: $169,498,902) 166,690,870
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.2%
Money Market Fund: 1.2%
(Cost: $2,031,096)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.70%(b) 2,031,096 2,031,096
Total Investments: 100.3%
(Cost: $171,529,998) 168,721,966
Liabilities in excess of other assets: (0.3)% (483,293)
NET ASSETS: 100.0% $ 168,238,673

FootnoteRuleAboveBlank
Footnotes:
Definitions:
GO General Obligation
RB Revenue Bond
SOFR Secured Overnight Financing Rate
(a) Variable rate security — the rate shown is as of 01/31/26
† Security fully or partially on loan. Total market value of securities on loan is $9,372,331.
(b) The rate shown is the 7-day yield as of 01/31/26.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $56,939,871, or 33.8% of net assets.
The summary of inputs used to value the Fund's investments as of January 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Corporate Bonds
 *
$ — $ 142,490,998 $ — $ 142,490,998
Government Obligations
 *
— 21,146,652 — 21,146,652
Municipal Bonds
 *
— 465,845 — 465,845
Preferred Securities
 *
112,840 — — 112,840
Asset-Backed Securities
 *
— 2,474,535 — 2,474,535
Money Market Fund 2,031,096 — — 2,031,096
Total Investments $ 2,143,936 $ 166,578,030 $ — $ 168,721,966
*
See Schedule of Investments for geographic regions.